UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

              Investment Company Act file number   811-09581
                                                ------------------

                              UBS Aspen Fund L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
                     ---------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                   Date of fiscal year end: December 31, 2005
                                            -----------------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                          UBS ASPEN FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005

SHARES                                                                                          MARKET VALUE
            INVESTMENTS IN SECURITIES (UNITED STATES UNLESS OTHERWISE NOTED) (135.81%)
            COMMON STOCK (132.56%)
            APPLICATIONS SOFTWARE (3.76%)
   30,293   Microsoft Corp. (a)                                                               $      779,439
                                                                                              --------------
            BROADCAST SERVICES/PROGRAMMING (3.37%)
    3,881   Liberty Global, Inc- A *, (a)                                                            105,136
    3,881   Liberty Global, Inc- Series C *, (a)                                                      99,936
   61,295   Liberty Media Corp., Class A *, (a)                                                      493,425
                                                                                              --------------
                                                                                                     698,497
                                                                                              --------------
            CABLE TELEVISION (0.72%)
    9,989   DIRECTV Group, Inc. (a)                                                                  149,635
                                                                                              --------------
            CASINO HOTELS (6.77%)
   22,751   Las Vegas Sands Corp. *, (a)                                                             748,735
   14,500   Wynn Resorts, Ltd. *, (a)                                                                654,675
                                                                                              --------------
                                                                                                   1,403,410
                                                                                              --------------
            CELLULAR TELECOMMUNICATIONS (0.49%)
    3,864   America Movil S.A. de C.V. Series L **                                                   101,701
                                                                                              --------------
            COMMUNICATION SOFTWARE (0.42%)
    6,319   Inphonic, Inc. *                                                                          86,886
                                                                                              --------------
            COMPUTERS (5.42%)
   20,969   Apple Computer, Inc.                                                                   1,124,148
                                                                                              --------------
            COMPUTERS - MEMORY DEVICES (0.02%)
       87   SanDisk Corp. *                                                                            4,197
                                                                                              --------------

            E-COMMERCE/PRODUCTS (1.57%)
    2,211   Amazon.Com, Inc. *                                                                       100,158
    3,236   Blue Nile, Inc. *, (a)                                                                   102,387
    5,116   Provide Commerce, Inc *                                                                  124,165
                                                                                              --------------
                                                                                                     326,710
                                                                                              --------------
            E-COMMERCE/SERVICES (11.07%)
   29,465   eBay, Inc. *, (a)                                                                      1,213,958
   27,860   Expedia, Inc. *, (a)                                                                     551,907
   20,907   IAC/Interactive Corp. *, (a)                                                             529,999
                                                                                              --------------
                                                                                                   2,295,864
                                                                                              --------------
            ELECTRONIC COMPONENTS - SEMICONDUCTORS (9.04%)
   21,862   Intel Corp.                                                                              538,898
   12,607   NVIDIA Corp. *, (a)                                                                      432,168

                                                          UBS ASPEN FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005

 SHARES                                                            MARKET VALUE
            COMMON STOCK (CONTINUED)
            ELECTRONIC COMPONENTS - SEMICONDUCTORS (CONTINUED)
   26,689   Texas Instruments, Inc.                               $      904,757
                                                                  --------------
                                                                       1,875,823
                                                                  --------------
            ENTERPRISE SOFTWARE/SERVICES (2.35%)
   39,272   Oracle Corp. *                                               486,973
                                                                  --------------
            ENTERTAINMENT SOFTWARE (3.58%)
   13,055   Electronic Arts, Inc. *, (a)                                 742,699
                                                                  --------------
            FINANCE - CREDIT CARD (3.48%)
   12,569   American Express Co.                                         721,963
                                                                  --------------
            FINANCE - INVESTMENT BANKER/BROKER (1.57%)
      696   Morgan Stanley                                                37,542
   19,992   The Charles Schwab Corp.                                     288,485
                                                                  --------------
                                                                         326,027
                                                                  --------------
            FINANCIAL SERVICES (3.18%)
    1,957   Chicago Mercantile Exchange Holdings, Inc.                   660,096
                                                                  --------------
            HOTELS & MOTELS (3.02%)
   28,073   Hilton Hotels Corp. (a)                                      626,589
                                                                  --------------
            INDEX FUNDS (0.29%)
    4,993   iShares MSCI Japan Index Fund                                 60,865
                                                                  --------------
            INTERNET CONTENT - ENTERTAINMENT (0.80%)
   13,436   Audible, Inc. *                                              165,129
                                                                  --------------
            INTERNET SECURITY (2.97%)
   28,840   VeriSign, Inc. *, (a)                                        616,311
                                                                  --------------
            MEDICAL PRODUCTS (0.16%)
   45,000   ReGen Biologics, Inc. *                                       33,300
                                                                  --------------
            MULTIMEDIA (14.99%)
   45,422   News Corp., Inc., Class B                                    749,463
   37,870   The Walt Disney Co. (a)                                      913,803
   48,345   Time Warner, Inc. (a)                                        875,528
    2,681   Viacom, Inc., Class A                                         89,063
   14,614   Viacom, Inc., Class B                                        482,408
                                                                  --------------
                                                                       3,110,265
                                                                  --------------
            NETWORKING PRODUCTS (2.10%)
    9,439   Cisco Systems, Inc. *                                        169,147
   11,163   Juniper Networks, Inc. *, (a)                                265,679
                                                                  --------------
                                                                         434,826
                                                                  --------------
            OIL & DRILLING (0.06%)
      200   Transocean, Inc.                                              12,262
                                                                  --------------

                                                          UBS ASPEN FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005

  SHARES                                                           MARKET VALUE
            COMMON STOCK (CONTINUED)
            OIL - FIELD SERVICES (0.48%)
    6,767   Key Energy Services, Inc. *                           $      100,287
                                                                  --------------
            OIL COMPANIES - INTEGRATED (0.06%)
      200   Suncor Energy, Inc. **                                        12,106
                                                                  --------------
            REITS - DIVERSIFIED (2.12%)
    5,078   Vornado Realty Trust                                         439,856
                                                                  --------------
            REITS - HOTEL (1.79%)
   21,970   Host Marriott Corp.                                          371,293
                                                                  --------------
            REITS - REGIONAL MALLS (3.81%)
   17,597   General Growth Properties, Inc. (a)                          790,633
                                                                  --------------
            REITS - MORTGAGE (0.15%)
    1,391   KKR Financial Corp.                                           30,936
                                                                  --------------
            RETAIL - BEDDING (2.26%)
   11,675   Bed Bath & Beyond, Inc. *, (a)                               469,102
                                                                  --------------
            RETAIL - COMPUTER EQUIPMENT (1.26%)
    8,274   GameStop Corp. *                                             260,383
                                                                  --------------
            RETAIL - DISCOUNT (0.49%)
    2,313   Wal-Mart Stores, Inc.                                        101,356
                                                                  --------------
            RETAIL - REGIONAL DEPARTMENT STORES (1.96%)
    6,094   Federated Department Stores, Inc.                            407,506
                                                                  --------------
            RETAIL - RESTAURANTS (5.74%)
   20,939   McDonald's Corp. (a)                                         701,247
    9,781   Starbucks Corp. *, (a)                                       490,028
                                                                  --------------
                                                                       1,191,275
                                                                  --------------
            TELECOMMUNICATIONS EQUIPMENT FIBER OPTICS (3.53%)
   37,890   Corning, Inc.                                                732,414
                                                                  --------------
            WEB PORTALS/ISP (18.63%)
    6,340   Google, Inc. *, (a)                                        2,006,356
   54,890   Yahoo!, Inc. *, (a)                                        1,857,478
                                                                  --------------
                                                                       3,863,834
                                                                  --------------
            WIRELESS EQUIPMENT (9.08%)
   31,277   Motorola, Inc. (a)                                           689,032
   17,888   Nokia OYJ - SPONS ADR (a)                                    302,486
   19,917   Qualcomm, Inc. (a)                                           891,286
                                                                  --------------
                                                                       1,882,804
                                                                  --------------
            TOTAL COMMON STOCK (Cost $24,164,493)                     27,497,400
                                                                  --------------

                                                          UBS ASPEN FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005

  SHARES                                                           MARKET VALUE
            WARRANTS (0.00%)
            MEDICAL PRODUCTS (0.00%)
   11,250   Regen Biologics, Inc.                                 $           --
                                                                  --------------
            TOTAL WARRANTS (Cost $--)                                         --
                                                                  --------------

NUMBER OF
CONTRACTS
---------
            CALL OPTIONS (3.15%)
            COMPUTERS - MEMORY DEVICES (0.25%)
       60   SanDisk Corp., 10/22/05, $40.00 *                             51,600
                                                                  --------------
            E-COMMERCE/PRODUCTS (0.05%)
       20   Amazon.Com, Inc., 10/22/05, $40.00*                           11,000
                                                                  --------------
            FINANCE - INVESTMENT BANKER/BROKER (0.08%)
       40   Morgan Stanley, 10/22/05, $50.00 *                            16,400
                                                                  --------------
            MEDICAL - BIOMEDICAL/GENETICS (0.04%)
       40   Amgen, Inc.,10/22/05, $80.00 *                                 9,400
                                                                  --------------
            MULTIMEDIA (0.63%)
       40   News Corp., Inc., Class A,10/22/05, $15.00 *                   6,000
      320   Time Warner, Inc., 10/22/05, $15.00 *                         99,200
       40   Time Warner, Inc., 10/22/05, $16.00 *                          8,400
       80   Time Warner, Inc., 10/22/05, $17.00 *                         10,400
       20   Viacom Inc.,Class B,10/22/05, $30.00 *                         6,000
                                                                  --------------
                                                                         130,000
                                                                  --------------
            OIL & DRILLING (0.25%)
       40   Global Santa Fe Corp. ,10/22/05, $40.00 *                     23,200
       40   Transocean, Inc.,10/22/05, $55.00 *                           29,200
                                                                  --------------
                                                                          52,400
                                                                  --------------
            OIL COMPANIES - EXPLORATION & PRODUCTION (0.13%)
       40   Burlington Resources, Inc.,10/22/05, $75.00 *                 27,200
                                                                  --------------
            OIL COMPANIES - INTEGRATED (0.23%)
       40   Suncor Energy, Inc.,10/22/05, $55.00 *                        25,600
       60   Wal-Mart Stores, Inc.,10/22/05, $40.00 *                      22,800
                                                                  --------------
                                                                          48,400
                                                                  --------------
            RETAIL - RESTAURANTS (0.59%)
      140   McDonald's Corp.,10/22/05, $27.50 *                           84,000
      106   McDonald's Corp.,10/22/05, $30.00 *                           38,160
                                                                  --------------
                                                                         122,160
                                                                  --------------
            TOBACCO (0.23%)
      100   Altria Group, Inc.,10/22/05, $70.00 *                         47,000
                                                                  --------------
            WEB PORTALS/ISP (0.53%)
       20   Google, Inc-Class A ,10/22/05, $260.00 *                     109,600
                                                                  --------------

                                                          UBS ASPEN FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005

NUMBER OF
CONTRACTS                                                                                      MARKET VALUE
------------------------------------------------------------------------------------------------------------
            CALL OPTIONS (CONTINUED)
            WIRELESS EQUIPMENT (0.14%)
       20   Qualcomm, Inc.,10/22/05, $30.00 *                                                 $       29,200
                                                                                              --------------
            TOTAL CALL OPTIONS (Cost $672,386)                                                       654,360
                                                                                              --------------
            PUT OPTIONS (0.10%)
            PUBLISHING - NEWSPAPERS (0.10%)
       40   New York Times Co -Class A, 10/22/05, $35.00 *                                            20,000
                                                                                              --------------
            TOTAL PUT OPTIONS (Cost $19,720)                                                          20,000
                                                                                              --------------
            INVESTMENTS IN SECURITIES (Cost $24,856,599)                                          28,171,760
                                                                                              --------------

  SHARES
----------
            UNITED STATES OF AMERICA
            SECURITIES SOLD, NOT YET PURCHASED ((36.50)%)
            COMMON STOCK SOLD, NOT YET PURCHASED ((36.50)%)
            PUBLISHING - NEWSPAPERS ((1.65)%)
   (3,690)  Knight Ridder, Inc.                                                                     (216,529)
   (3,690)  Tribune Co.                                                                             (125,054)
                                                                                              --------------
                                                                                                    (341,583)
                                                                                              --------------
            STOCK INDEX ((34.85)%)
  (58,760)  Standard & Poor's Depositary Receipts *                                               (7,229,831)
                                                                                              --------------
            TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Cost $(7,498,469))                        (7,571,414)
                                                                                              --------------
            SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(7,498,469))                            (7,571,414)
                                                                                              --------------
 TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED -- 99.31%                 20,600,346
                                                                                              --------------
 OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 0.69%                                                142,778
                                                                                              --------------
 TOTAL NET ASSETS -- 100.00%                                                                  $   20,743,124
                                                                                              ==============

*     Non-income producing security

**    Foreign

(a) Partially or wholly held ($14,117,841 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased, options and margin loan.

                                                          UBS ASPEN FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005

                                                         SEPTEMBER 30, 2005
INVESTMENT IN SECURITIES - BY INDUSTRY              PERCENTAGE OF NET ASSETS (%)
-------------------------------------               ----------------------------
WEB PORTALS/ISP                                                           19.16%
MULTIMEDIA                                                                15.62
E-COMMERCE/SERVICE                                                        11.07
WIRELESS EQUIPMENT                                                         9.22
ELECTRONIC COMPONENTS- SEMICONDUCTORS                                      9.04
CASINO HOTELS                                                              6.77
RETAIL-RESTAURANTS                                                         6.33
COMPUTERS                                                                  5.42
REITS- REGIONAL MALLS                                                      3.81
APPLICATIONS SOFTWARE                                                      3.76
ENTERTAINMENT SOFTWARE                                                     3.58
TELECOMMUNICATIONS EQUIPMENT FIBER OPTICS                                  3.53
FINANCE- CREDIT CARDS                                                      3.48
BROADCAST SERVICE                                                          3.37
FINANCIAL SERVICES                                                         3.18
HOTELS & MOTELS                                                            3.02
INTERNET SECURITY                                                          2.97
ENTERPRISE SOFTWARE/SERVICES                                               2.35
RETAIL- BEDDING                                                            2.26
REITS DIVERSIFIED                                                          2.12
NETWORKING PRODUCTS                                                        2.10
RETAIL- REGIONAL DEPARTMENT STORE                                          1.96
REITS- HOTELS                                                              1.79
FINANCE- INVESTMENT BANKER/BROKER                                          1.65
RETAIL- COMPUTER EQUIPMENT                                                 1.26
E-COMMERCE/PRODUCTS                                                        1.62
INTERNET CONTENT- ENTERTAINMENT                                            0.80
CABLE TELEVISION                                                           0.72
CELLULAR TELECOMMUNICATIONS                                                0.49
RETAIL - DISCOUNT                                                          0.49
OIL - FIELD SERVICES                                                       0.48
COMMUNICATION SOFTWARE                                                     0.42
OIL & DRILLING                                                             0.31
INDEX FUNDS                                                                0.29
OIL COMPANIES- INTEGRATED                                                  0.29
COMPUTERS- MEMORY DEVICES                                                  0.27
TOBACCO                                                                    0.23
MEDICAL PRODUCTS                                                           0.16
REITS- MORTGAGE                                                            0.15
OIL COMPANIES- EXPLORATION & PRODUCTION                                    0.13
MEDICAL - BIOMEDICAL/GENETICS                                              0.04
PUBLISHING- NEWSPAPERS                                                    (1.55)
STOCK INDEX                                                              (34.85)

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      UBS Aspen Fund L.L.C.
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date                       November 17, 2005
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date                       November 17, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Principal Accounting Officer
                           (principal financial officer)

Date                       November 17, 2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.